General and Administrative (Schedule of General and Administrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and Administrative Expense [Abstract]
Salaries, fees and related expenses		$ 1,043	$ 1,085	$ 2,545
Professional services		1,239	1,115	2,139
Share-based compensation		465	216	1,084
Fees to Directors		286	284	258
Directors' and Officers' Insurance		499	538	648
Lease and maintenance		60	50	81
Other expenses		142	124	323
Total	[1]	$ 3,734	$ 3,412	$ 7,078

[1]	Includes expenses related to related parties of $1,312 thousand, $1,237 thousand and $3,069 thousand for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 12.